Cover	Jul. 19, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 19, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-40808
Entity Registrant Name	VULCAN INFRASTRUCTURE AND POWER INC.
Entity Central Index Key	0001844971
Entity Tax Identification Number	86-1746728
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1159 Pittsford-Victor Road
Entity Address, Address Line Two	Suite 240
Entity Address, City or Town	Pittsford
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14534
City Area Code	(315)
Local Phone Number	536-2359
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	GREENIDGE GENERATION HOLDINGS INC.
Class A common stock, par value $0.0001
Title of 12(b) Security	Class A common stock, par value $0.0001
Trading Symbol	GREE
Security Exchange Name	NASDAQ
8.50% Senior Notes due 2026
Title of 12(b) Security	8.50% Senior Notes due 2026
Trading Symbol	GREEL
Security Exchange Name	NASDAQ